World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2013

Dates Covered
Collections Period	08/01/13 - 08/31/13
Interest Accrual Period	08/15/13 - 09/15/13
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/13	562,150,764.42	34,541
Yield Supplement Overcollateralization Amount at 07/31/13	7,767,673.02	0

Receivables Balance at 07/31/13	569,918,437.44	34,541
Principal Payments	23,884,344.90	1,096
Defaulted Receivables	829,740.01	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/13	7,265,138.49	0

Pool Balance at 08/31/13	537,939,214.04	33,397

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	7,320,103.34	539
Past Due 61-90 days	1,749,379.76	118
Past Due 91 + days	384,772.02	28

Total	9,454,255.12	685

Total 31+ Delinquent as % Ending Pool Balance	1.76%

Recoveries	648,253.26

Aggregate Net Losses/(Gains) - August 2013	181,486.75

Overcollateralization Target Amount	24,207,264.63
Actual Overcollateralization	24,207,264.63

Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	4.99%
Weighted Average Remaining Term	46.93

Flow of Funds	$ Amount
Collections	26,422,039.23
Advances	7,527.10
Investment Earnings on Cash Accounts	954.46
Servicing Fee	(474,932.03)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	25,955,588.76

Distributions of Available Funds
(1) Class A Interest	285,238.65
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	23,122,030.61
(7) Distribution to Certificateholders	2,524,802.33
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,955,588.76

Servicing Fee	474,932.03
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 08/15/13	536,853,980.02
Principal Paid	23,122,030.61
Note Balance @ 09/16/13	513,731,949.41

Class A-1
Note Balance @ 08/15/13	0.00
Principal Paid	0.00
Note Balance @ 09/16/13	0.00
Note Factor @ 09/16/13	0.0000000%

Class A-2
Note Balance @ 08/15/13	133,243,980.02
Principal Paid	23,122,030.61
Note Balance @ 09/16/13	110,121,949.41
Note Factor @ 09/16/13	35.5461425%

Class A-3
Note Balance @ 08/15/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	257,000,000.00
Note Factor @ 09/16/13	100.0000000%

Class A-4
Note Balance @ 08/15/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	127,670,000.00
Note Factor @ 09/16/13	100.0000000%

Class B
Note Balance @ 08/15/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	18,940,000.00
Note Factor @ 09/16/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	308,755.82
Total Principal Paid	23,122,030.61

Total Paid	23,430,786.43

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	57,739.06
Principal Paid	23,122,030.61

Total Paid to A-2 Holders	23,179,769.67

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3417671
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.5941716

Total Distribution Amount	25.9359387

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1863753
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	74.6353474

Total A-2 Distribution Amount	74.8217227

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 07/31/13	86,307.25
Balance as of 08/31/13	93,834.35
Change	7,527.10

Reserve Account
Balance as of 08/15/13	2,310,518.58
Investment Earnings	75.05
Investment Earnings Paid	(75.05)
Deposit/(Withdrawal)	—
Balance as of 09/16/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58